Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

September 10, 2010

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

The Phoenix Edge Series Fund
(Phoenix Small-Cap Value Series)
CIK 0000792359
(File No. 333-168470)

Ladies and Gentlemen:

          Pursuant to Rule 497 of the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the final form of the prospectus/proxy statement and Statement of Additional Information for The Phoenix Edge Series Fund (the “Fund”), relating to the acquisition of the assets of Phoenix Mid-Cap Value Series, a series of the Fund, by and in exchange for shares of Phoenix Small-Cap Value Series, a series of the Fund.

          Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	Kathleen A. McGah, Esq.
Kevin J. Carr, Esq.
Robert N. Hickey, Esq